BEPC EXCHANGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of outstanding shares
The following table provides a continuity schedule of outstanding BEPC exchangeable and class B shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	BEPC class B shares outstanding (units)	BEPC exchangeable and BEPC class B shares ($ million)
Balance, as at December 31, 2023	179,651,526	165	$4,721
Share exchanges	(10,142)	—	—
Remeasurement of liability	—	—	(271)
Balance, as at June 30, 2024	179,641,384	165	$4,450